Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2013 Angola, Tanzania, Sierra Leone, Liberia and Gabon	Dec. 31, 2012 Angola, Equatorial Guinea, Ivory Coast and Ghana	Dec. 31, 2011 Ghana, Tanzania, Turkey
Current tax expense percentage	75.00%	81.00%	95.00%